Schedule I-Condensed Financial Information (Details 3) (USD $)	0 Months Ended	12 Months Ended
	Jun. 14, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Increase (Decrease) in Shareholders' Equity
Balance		$ 243,255,398
Net income (loss)		122,789,192	52,299,863	(9,472,074)
Issuance of shares			91,920,000	66,022,797
Direct offering expenses			(1,571,688)	(3,332,962)
Proceeds from registered capital contributions by shareholders of the VIE	2,292,763			2,292,763
Issuance of ordinary shares upon exercise of stock options		1,786,629	2,049,278	191,533
Issuance of ordinary shares upon exercise of stock options (in shares)		1,883,977	1,905,026	146,316
Issuance of ordinary shares upon vesting of shares awards		99	48
Share-based compensation expenses		36,790,447	12,456,263	7,596,949
Other capital contribution		689,294
Foreign currency translation		(9,155,584)	3,518,820	994,606
Balance		410,969,719	243,255,398
Additional paid-in capital
Increase (Decrease) in Shareholders' Equity
Issuance of shares			91,919,200	66,020,596
Direct offering expenses			(1,571,688)	(3,332,962)
Proceeds from registered capital contributions by shareholders of the VIE				2,292,763
Issuance of ordinary shares upon exercise of stock options		1,786,441	2,049,087	191,519
Share-based compensation expenses		36,790,447	12,456,263	7,596,949
Other capital contribution		689,294
Retained earnings (deficit)
Increase (Decrease) in Shareholders' Equity
Net income (loss)		137,259,907	52,299,863	(9,472,074)
Accumulated other comprehensive income (loss)
Increase (Decrease) in Shareholders' Equity
Foreign currency translation		(8,812,055)	3,518,820	994,606
Series A Preferred Shares | Preferred shares
Increase (Decrease) in Shareholders' Equity
Balance (in shares)				20,212,500
Conversion of Preferred Shares into ordinary shares				(20,113,898)
Conversion of Preferred Shares into ordinary shares (in shares)				(20,212,500)
Series A Preferred Shares | Ordinary shares
Increase (Decrease) in Shareholders' Equity
Conversion of Preferred Shares into ordinary shares				2,021
Conversion of Preferred Shares into ordinary shares (in shares)				20,212,500
Series A Preferred Shares | Additional paid-in capital
Increase (Decrease) in Shareholders' Equity
Conversion of Preferred Shares into ordinary shares				20,111,877
Series B Preferred Shares | Preferred shares
Increase (Decrease) in Shareholders' Equity
Balance (in shares)				8,166,667
Conversion of Preferred Shares into ordinary shares				(41,147,021)
Conversion of Preferred Shares into ordinary shares (in shares)				(8,166,667)
Series B Preferred Shares | Ordinary shares
Increase (Decrease) in Shareholders' Equity
Conversion of Preferred Shares into ordinary shares				1,268
Conversion of Preferred Shares into ordinary shares (in shares)				12,682,206
Series B Preferred Shares | Additional paid-in capital
Increase (Decrease) in Shareholders' Equity
Conversion of Preferred Shares into ordinary shares				41,145,753
Class A ordinary shares
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares upon vesting of shares awards (in shares)		988,723	476,065	0
Class A ordinary shares | Ordinary shares
Increase (Decrease) in Shareholders' Equity
Balance (in shares)		95,155,614	84,774,523	29,724,301
Issuance of shares			800	2,201
Issuance of shares (in shares)			8,000,000	22,009,200
Issuance of ordinary shares upon exercise of stock options		188	191	14
Issuance of ordinary shares upon exercise of stock options (in shares)		1,883,977	1,905,026	146,316
Issuance of ordinary shares upon vesting of shares awards		99	48
Issuance of ordinary shares upon vesting of shares awards (in shares)		988,723	476,065
Balance (in shares)		98,028,314	95,155,614	84,774,523
Class B ordinary shares | Ordinary shares
Increase (Decrease) in Shareholders' Equity
Balance (in shares)					16,510,358
Balance (in shares)		16,510,358	16,510,358	16,510,358	16,510,358
Parent company
Increase (Decrease) in Shareholders' Equity
Balance		243,255,398	82,582,814	18,289,202
Net income (loss)		137,259,907	52,299,863	(9,472,074)
Issuance of shares			91,920,000	66,022,797
Direct offering expenses			(1,571,688)	(3,332,962)
Proceeds from registered capital contributions by shareholders of the VIE				2,292,763
Issuance of ordinary shares upon exercise of stock options		1,786,629	2,049,278	191,533
Issuance of ordinary shares upon vesting of shares awards		99
Proceeds from issuance of ordinary shares upon exercise of non-vested shares			48
Share-based compensation expenses		36,790,447	12,456,263	7,596,949
Other capital contribution		689,294
Foreign currency translation		(8,812,055)	3,518,820	994,606
Balance		410,969,719	243,255,398	82,582,814
Parent company | Additional paid-in capital
Increase (Decrease) in Shareholders' Equity
Balance		363,221,310	258,368,448	124,341,953
Issuance of shares			91,919,200	66,020,596
Direct offering expenses			(1,571,688)	(3,332,962)
Proceeds from registered capital contributions by shareholders of the VIE				2,292,763
Issuance of ordinary shares upon exercise of stock options		1,786,441	2,049,087	191,519
Share-based compensation expenses		36,790,447	12,456,263	7,596,949
Other capital contribution		689,294
Balance		402,487,492	363,221,310	258,368,448
Parent company | Retained earnings (deficit)
Increase (Decrease) in Shareholders' Equity
Balance		(123,725,472)	(176,025,335)	(166,553,261)
Net income (loss)		137,259,907	52,299,863	(9,472,074)
Balance		13,534,435	(123,725,472)	(176,025,335)
Parent company | Accumulated other comprehensive income (loss)
Increase (Decrease) in Shareholders' Equity
Balance		3,748,393	229,573	(765,033)
Foreign currency translation		(8,812,055)	3,518,820	994,606
Balance		(5,063,662)	3,748,393	229,573
Parent company | Series A Preferred Shares | Preferred shares
Increase (Decrease) in Shareholders' Equity
Balance				20,113,898
Balance (in shares)				20,212,500
Conversion of Preferred Shares into ordinary shares				(20,113,898)
Conversion of Preferred Shares into ordinary shares (in shares)				(20,212,500)
Parent company | Series A Preferred Shares | Ordinary shares
Increase (Decrease) in Shareholders' Equity
Conversion of Preferred Shares into ordinary shares				2,021
Conversion of Preferred Shares into ordinary shares (in shares)				20,212,500
Parent company | Series A Preferred Shares | Additional paid-in capital
Increase (Decrease) in Shareholders' Equity
Conversion of Preferred Shares into ordinary shares				20,111,877
Parent company | Series B Preferred Shares | Preferred shares
Increase (Decrease) in Shareholders' Equity
Balance				41,147,021
Balance (in shares)				8,166,667
Conversion of Preferred Shares into ordinary shares				(41,147,021)
Conversion of Preferred Shares into ordinary shares (in shares)				(8,166,667)
Parent company | Series B Preferred Shares | Ordinary shares
Increase (Decrease) in Shareholders' Equity
Conversion of Preferred Shares into ordinary shares				1,268
Conversion of Preferred Shares into ordinary shares (in shares)				12,682,206
Parent company | Series B Preferred Shares | Additional paid-in capital
Increase (Decrease) in Shareholders' Equity
Conversion of Preferred Shares into ordinary shares				41,145,753
Parent company | Class A ordinary shares | Ordinary shares
Increase (Decrease) in Shareholders' Equity
Balance		9,516	8,477	2,973
Balance (in shares)		95,155,614	84,774,523	29,724,301
Issuance of shares			800	2,201
Issuance of shares (in shares)			8,000,000	22,009,200
Issuance of ordinary shares upon exercise of stock options		188	191	14
Issuance of ordinary shares upon exercise of stock options (in shares)		1,883,977	1,905,026	146,316
Issuance of ordinary shares upon vesting of shares awards		99
Issuance of ordinary shares upon vesting of shares awards (in shares)		988,723
Proceeds from issuance of ordinary shares upon exercise of non-vested shares			48
Proceeds from issuance of ordinary shares upon exercise of non-vested shares (in shares)			476,065
Balance		9,803	9,516	8,477
Balance (in shares)		98,028,314	95,155,614	84,774,523
Parent company | Class B ordinary shares | Ordinary shares
Increase (Decrease) in Shareholders' Equity
Balance					1,651
Balance (in shares)					16,510,358
Balance		$ 1,651	$ 1,651	$ 1,651	1,651
Balance (in shares)		16,510,358	16,510,358	16,510,358	16,510,358